REVENUES (Tables)	6 Months Ended
Jun. 30, 2017
Oil and Gas Revenue [Abstract]
Revenues from external customers for each product or group of similar products
The following table provides information relating to the Company’s revenues from external customers for each product or group of similar products for the periods:

	Year Ended December 31,
	2016	2015	2014
Gasoline and distillates	$14,017,350	$11,553,716	$17,050,096
Asphalt and blackoils	699,966	536,496	706,494
Chemicals	554,392	452,304	739,096
Feedstocks and other	376,471	315,042	922,003
Lubricants	260,358	266,371	410,466
Total Revenues	$15,908,537	$13,123,929	$19,828,155